Expenses by nature (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Expenses by Nature

Expenses by nature consist of the following:

	Year ended March 31,
	2018	2017	2016
Employee cost	$450,956	$343,318	$299,578
Repair payments	16,970	24,102	31,170
Facilities cost	89,037	75,383	67,689
Depreciation	19,954	16,903	15,435
Legal and professional expenses	22,972	15,902	13,227
Travel expenses	23,748	18,563	17,972
Others	38,886	33,526	30,035

Total cost of revenue, selling and marketing and general and administrative expenses	$662,523	$527,697	$475,106